Washington Mutual
Investors Fund

For the Quarter Ended
January 31, 1998

(Logo)
The American Funds Group (R)

Fellow Shareholders

During the third quarter of its fiscal year, Washington Mutual Investors Fund made excellent progress in an environment of positive economic news in the U.S. Incomes rose, job growth continued at a healthy pace, inflation remained under control, and long-term interest rates moved lower. For the three months ended January 31, the value of the Fund's shares rose 6.8% including reinvestment of distributions. During the same period, the unmanaged Standard & Poor's 500 Composite Stock Index recorded a total return of 7.6%. For the nine months ended January 31, your Fund gained 25.6% versus 23.9% for the S&P 500 (both including reinvestment).

We are pleased to note that, in the January 12th edition of Barron's, Washington Mutual received special recognition for its strong showing in calendar 1997. An article in that issue also cited the Fund's favorable longer term record and profiled its investment adviser.

The portfolio listed in this report reflects ownership in 152 companies in 28 industries. The five largest industry positions as a percent of net assets on January 31 were: Banking (14.0%), Health & Personal Care (10.5%), Telecommunications (9.9%), Energy Sources (9.4%) and Electric & Gas Utilities (8.7%).

Two banks in the portfolio were acquired in the November-January quarter:
Barnett Banks, by NationsBank; and Signet Banking, by First Union. Also, three companies in the portfolio changed names: CPC International became Bestfoods, Consolidated Edison Company of New York became Consolidated Edison, and Union Electric combined with CIPSCO and adopted a new name, Ameren. In addition, eight new names have appeared in the portfolio: Aon,

Baxter International, Entergy, IKON Office Solutions (and IKON Office Solutions, convertible preferred, Series BB), Mallinckrodt, New Century Energies, Rubbermaid and Weyerhaeuser. Five securities were eliminated:
Colgate-Palmolive, GTE, PG&E, Rockwell International and Solutia.

While Washington Mutual is not immune to the type of market volatility that often accompanies unexpected events such as the Asian crisis, we believe your Fund's value orientation and strict investment standards should continue to temper the impact of severe price swings in the future. Accordingly, we encourage shareholders to maintain a long-term view of their holdings.

As always, we welcome your questions and comments.

Cordially,

(Signatures)
Stephen Hartwell         James H. Lemon, Jr.      Harry J. Lister
Chairman                 Vice Chairman            President

March 12, 1998

     Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the Fund's total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1997 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods - 10 years: +375.95% or +16.88%, a year; 5 years: +142.23% or +19.38% a year; 12 months: +25.61%. Sales charges are lower for accounts of $50,000 or more.

     THE FIGURES SHOWN REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY AGENCY, ENTITY OR PERSON.

Your Investment Account
As of January 31, 1998

Each $1,000 of Net Assets Represented:

                                                                 Which Has
  This                                                             Paid
 Amount                                                          Dividends
Invested    In This Company                                        Since

$  6.28     Aetna Inc.                                               1934
  14.28     Albertson's, Inc.                                        1960
   3.10     AlliedSignal Inc.                                        1887
   9.94     Allstate Corp.                                           1993
   5.31     Ameren Corp. (formerly Union Electric Co.)               1906
   4.25     American Electric Power Co., Inc.                        1909
   6.24     American Express Co.                                     1870
   8.62     American General Corp.                                   1929
   5.64     American Home Products Corp.                             1919
   1.99     American Stores Co.                                      1949
  27.24     Ameritech Corp.                                          1984
  14.73     Amoco Corp.                                              1894
   2.93     AMP Inc.                                                 1951
   4.52     Aon Corp.                                                1950
    .86     Atlantic Energy, Inc.                                    1919
  25.26     Atlantic Richfield Co.                                   1927
  34.25     AT&T Corp.                                               1881
   3.61     Avon Products, Inc.                                      1919
   1.56     Baltimore Gas and Electric Co.                           1910
   4.80     Banc One Corp.                                           1935
  17.98     Bank of New York Co., Inc.                               1785
   7.31     BankAmerica Corp.                                        1989
   5.20     Bankers Trust New York Corp.                             1904
   6.30     Baxter International Inc.                                1934
   4.04     Bell Atlantic Corp.                                      1984
   3.92     Beneficial Corp.                                         1929
   5.56     Bestfoods (formerly CPC International Inc.)              1920
   2.96     Boeing Co.                                               1942
  10.63     Bristol-Myers Squibb Co.                                 1900
   8.26     Browning-Ferris Industries, Inc.                         1950
   4.18     Carolina Power & Light Co.                               1937
   3.93     Caterpillar Inc.                                         1914
   3.29     Central and South West Corp.                             1947
  16.68     Chase Manhattan Corp.                                    1827
  10.77     Chevron Corp.                                            1912
  14.50     Chrysler Corp.                                           1984
   5.23     CIGNA Corp.                                              1867
    .62     CINergy Corp.                                            1853
   3.07     Cognizant Corp.                                          1997
    .97     Comerica Inc.                                            1936
   6.37     Consolidated Edison, Inc.
              (formerly Consolidated Edison Co.
              of New York, Inc.)                                     1885

   2.93     Consolidated Natural Gas Co.                             1944
  12.77     CoreStates Financial Corp                                1844
   1.63     CSX Corp.                                                1922
   4.15     Dana Corp.                                               1936
   1.36     Deluxe Corp.                                             1921
    .61     Dominion Resources, Inc.                                 1925
   2.24     Dow Jones & Co., Inc.                                    1906
   1.56     Dresser Industries, Inc.                                 1948
   3.56     DTE Energy Co.                                           1909
  11.56     Duke Energy Corp.                                        1926
   1.31     Dun & Bradstreet Corp.                                   1934
  17.37     E.I. du Pont de Nemours and Co.                          1904
   8.06     Eastman Kodak Co.                                        1902
   4.84     Eaton Corp.                                              1923
   1.46     Echlin Inc.                                              1950
   3.58     Edison International                                     1909
   5.28     Electronic Data Systems Corp.                            1984
   3.31     Emerson Electric Co.                                     1947
   1.30     Enova Corp.                                              1909
   1.62     Entergy Corp.                                            1988
   3.35     Exxon Corp.                                              1882
  10.87     Fannie Mae                                               1956
   8.73     First Chicago NBD Corp.                                  1996
   9.93     First Union Corp.                                        1914
   7.07     Fleet Financial Group, Inc.                              1791
   4.76     Florida Progress Corp.                                   1937
   2.36     FPL Group, Inc.                                          1944
   1.87     Gannett Co., Inc.                                        1929
   1.79     General Electric Co.                                     1899
   9.37     General Mills, Inc.                                      1898
  10.46     General Re Corp.                                         1934
   7.49     Genuine Parts Co.                                        1948
   3.54     Goodyear Tire & Rubber Co.                               1937
   1.72     GPU, Inc.                                                1987
  16.87     Household International, Inc.                            1926
$  1.88     Houston Industries Inc.                                  1922
   2.39     IKON Office Solutions, Inc.                              1965
    .61     IKON Office Solutions, Inc., convertible
              preferred, Series BB                                   1995
   1.03     Ingersoll-Rand Co.                                       1910
    .87     International Flavors & Fragrances Inc.                  1956
  14.85     International Paper Co.                                  1946
   1.38     Johnson & Johnson                                        1901
   5.21     Johnson Controls, Inc.                                   1944
   4.99     Kellogg Co.                                              1923
   3.78     Kerr-McGee Corp.                                         1941
   6.35     KeyCorp                                                  1963
    .79     KeySpan Energy Corp.                                     1949
    .54     Kimberly-Clark Corp.                                     1935
  17.77     Eli Lilly and Co.                                        1885
   6.27     Lincoln National Corp.                                   1920
   2.80     Louisiana-Pacific Corp.                                  1973
   1.79     Mallinckrodt Inc.                                        1971
   4.18     Marsh & McLennan Companies, Inc.                         1923
    .92     McKesson Corp.                                           1995
   6.03     Merck & Co., Inc.                                        1935
   1.07     Minnesota Mining and Manufacturing Co.                   1916
   6.09     Mobil Corp.                                              1902
   4.63     Monsanto Co.                                             1925
  11.38     J.P. Morgan & Co. Inc.                                   1892
   1.39     National City Corp.                                      1936
  11.46     NationsBank Corp.                                        1903
   2.46     New Century Energies, Inc.                               1997
    .77     NIKE, Inc., Class B                                      1984
   5.39     Norfolk Southern Corp.                                   1901
   7.51     Norwest Corp.                                            1939
    .54     OGE Energy Corp.                                         1908
   1.07     Parker Hannifin Corp.                                    1949
   1.22     PECO Energy Co.                                          1902
  19.70     J.C. Penney Co., Inc.                                    1922
   3.99     PepsiCo, Inc.                                            1952
   9.73     Pfizer Inc                                               1901
   6.72     Pharmacia & Upjohn, Inc.                                 1996
   4.44     Phelps Dodge Corp.                                       1987
   2.12     Pitney Bowes Inc.                                        1934
   8.35     PPG Industries, Inc.                                     1899
   3.77     PP & L Resources, Inc.                                   1946
   2.62     Procter & Gamble Co.                                     1891
   3.04     Public Service Enterprise Group Inc.                     1907
   2.04     Puget Sound Energy, Inc.                                 1943
   7.57     Raytheon Co.                                             1964
   2.41     Rite Aid Corp.                                           1968
   2.51     Rubbermaid Inc.                                          1941
   2.80     Sara Lee Corp.                                           1946
   6.61     SBC Communications Inc.                                  1984
   9.95     Schering-Plough Corp.                                    1952
   2.20     Sherwin-Williams Co.                                     1979
   1.14     SLM Holding Corp.                                        1983
   9.94     Southern Co.                                             1948
   5.04     Sprint Corp.                                             1939
   9.22     St. Paul Companies, Inc.                                 1872
   3.56     SunTrust Banks, Inc.                                     1985
  25.69     Texaco Inc.                                              1903
   1.29     Thomas & Betts Corp.                                     1934
   3.66     TRW Inc.                                                 1936
   8.67     Union Pacific Corp.                                      1900
   5.53     United Technologies Corp.                                1936
   4.77     Unocal Corp.                                             1916
  21.73     U S WEST Communications Group                            1984
   1.43     VF Corp.                                                 1941
   4.10     Wachovia Corp.                                           1936
    .85     Walgreen Co.                                             1933
  11.22     Wal-Mart Stores, Inc.                                    1973
  26.26     Warner-Lambert Co.                                       1926
   5.63     Waste Management, Inc.                                   1976
   3.18     Wells Fargo & Co.                                        1936
   4.59     Westvaco Corp.                                           1892
   5.03     Weyerhaeuser Co.                                         1933
    .69     Whitman Corp.                                            1950
   2.07     Willamette Industries, Inc.                              1962
    .43     Wisconsin Energy Corp.                                   1939
    .62     Witco Corp.                                              1950
   9.28     Xerox Corp.                                              1930

Stocks in initial period of acquisition - $25.97
Excess of United States Treasury bills, cash, and receivables over payables - $40.57

On January 31, 1998 the Fund's net asset value per share was $30.38, and net assets were $38,906,945,934

Each $1,000 of Net Assets Was Invested In These Industries:

Energy
   Energy Sources                                        $94.44
   Utilities: Electric & Gas                              86.54

Materials
   Chemicals                                              35.84
   Forest Products & Paper                                29.33
   Metals: Nonferrous                                      4.44

Capital Equipment
   Aerospace & Military Technology                        16.06
   Data Processing & Reproduction                          9.28
   Electrical & Electronics                                5.11
   Electronic Components                                   4.22
   Energy Equipment                                        1.56
   Industrial Components                                  30.35
   Machinery & Engineering                                 6.03

Consumer Goods
   Appliances & Household
     Durables                                         $    2.51
   Automobiles                                            14.50
   Beverages                                               3.99
   Food & Household Products                              25.34
   Health & Personal Care                                105.48
   Recreation & Other Consumer
     Products                                              8.06
   Textiles & Apparel                                      2.20

Services
   Broadcasting & Publishing                               4.10
   Business & Public Services                             30.03
   Merchandising                                          50.45
   Telecommunications                                     98.92
   Transportation: Rail                                   15.70

Finance
   Banking                                              $140.35
   Financial Services                                     39.04
   Insurance                                              64.72

Multi-Industry
   Multi-Industry                                          4.87

Stocks in initial period
   of acquisition                                         25.97

Excess of United States
   Treasury bills, cash, and
   receivables over payables                              40.57

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund and accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Washington Mutual Investors Fund

Directors

Stephen Hartwell, Chairman
James H. Lemon, Jr., Vice Chairman
Harry J. Lister, President
Cyrus A. Ansary
Fred J. Brinkman
Daniel J. Callahan III
James C. Miller III
T. Eugene Smith
Leonard P. Steuart, II
Margita E. White

Advisory Board

Charles A. Bowsher
Mary K. Bush
Vernon W. Holleman, Jr.
Katherine D. Ortega
J. Knox Singleton
William B. Snyder
Robert F. Tardio

Directors Emeritus

Bernard J. Nees, Chairman Emeritus
Charles T. Akre
Nathan A. Baily
John A. Beck
Jean Head Sisco
Stephen G. Yeonas

OTHER OFFICERS

Howard L. Kitzmiller
Ralph S. Richard
Lois A. Erhard
Michael W. Stockton
J. Lanier Frank

We are sad to report the death of Thomas J. Owen on December 13, 1997. Mr. Owen had served the Fund as a Director since August 15, 1983; his wise counsel and friendship will be greatly missed.

Washington Mutual Investors Fund

Office of the Fund
and the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Blvd.
Brea, CA 92821-5804

Counsel

Thompson, O'Donnell, Markham,
Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Custodian

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Transfer Agent

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, CA 92822-2205

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007
P.O. Box 2280
Norfolk, VA 23501-2280

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Fund's services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

WMIF-012-0398